Geographic and Other Information - Schedule of Tangible Long-Lived Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Geographic Information [Line Items]
International	$ 75,762	$ 56,837
United States [Member]
Geographic Information [Line Items]
International	72,025	55,191
International [Member]
Geographic Information [Line Items]
International	$ 3,737	$ 1,646